Expense Example - Simplify Bitcoin Strategy PLUS Income ETF - Simplify Bitcoin Strategy PLUS Income ETF	Nov. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	$ 1,579